Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Restricted Share Grant Activity
Restricted share grant activity for the year ended December 31, 2020 and 2021 was as follows:

	Number of non-vested restricted shares	Weighted average grant date fair value	Weighted average remaining contractual term
Balance as of January 1, 2020	329,156	$11.68	1.38 years
Granted	79,172	7.90
Vested	(89,888)	12.25
Forfeited	(12,198)	11.54

Balance as of December 31, 2020	306,242	$10.54	0.93 years
Granted	100,263	9.99
Vested	(286,895)	10.66
Forfeited	(16,123)	8.89

Balance as of December 31, 2021	103,487	$9.92	1.06 years

Summary of Stock Option Activity
The movements in the existing share options during the years ended December 31,
2020
, and
2021
were as follows:

Options	Number of options outstanding	Weighted average exercise price per share	Aggregate intrinsic value
Balance as of January 1, 2020	349,936	$21.39	—
Post vesting cancellations during the year	(10,000)	20.82	—

Balance as of December 31, 2020	339,936	21.40	$—
Post vesting cancellations during the year	(29,080)	20.45	—

Balance as of December 31, 2021	310,856	21.37	$—